UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03999
JOHN HANCOCK INVESTMENT TRUST II
(Exact name of registrant as specified in charter)

200 BERKELEY STREET, BOSTON, MA 02116
(Address of principal executive offices) (Zip code)

SALVATORE SCHIAVONE
TREASURER
200 BERKELEY STREET
BOSTON, MA 02116
(Name and address of agent for service)
Registrant's telephone number, including area code:
(617) 543-9634
Date of fiscal year end:
October 31
Date of reporting period:
October 31, 2025
ITEM 1. REPORTS TO STOCKHOLDERS
The Registrant prepared the following annual reports to shareholders for the year ended October 31, 2025:
  John Hancock Financial Industries Fund
  John Hancock Regional Bank Fund

John Hancock Financial Industries Fund
Class A/FIDAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class A/FIDAX)	$130	1.25%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class A/FIDAX) returned 7.53% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class A/FIDAX)	2.16%	12.31%	8.46%
Financial Industries Fund (Class A/FIDAX)—excluding sales charge	7.53%	13.47%	9.02%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947051
70A-A
10/25
12/25
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class C/FIDCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class C/FIDCX)	$206	1.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class C/FIDCX) returned 6.75% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class C/FIDCX)	5.80%	12.64%	8.22%
Financial Industries Fund (Class C/FIDCX)—excluding sales charge	6.75%	12.64%	8.22%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947051
70A-C
10/25
12/25
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class I/JFIFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class I/JFIFX)	$103	0.99%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class I/JFIFX) returned 7.89% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class I/JFIFX)	7.89%	13.77%	9.27%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%

Class I shares were first offered 9-9-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947051

70A-I
10/25
12/25
John Hancock Financial Industries Fund

John Hancock Financial Industries Fund
Class R6/JFDRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Financial Industries Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Financial Industries Fund (Class R6/JFDRX)	$93	0.89%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Financial Industries Fund (Class R6/JFDRX) returned 7.93% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Citigroup, Inc. | The multinational investment bank and financial services company had strong performance and was the fund’s largest contributor to absolute performance. JPMorgan Chase & Co. and The Goldman Sachs Group, Inc. also had healthy performance results and contributed to the fund’s overall performance.
Other portfolio holdings | Wells Fargo & Company and Bank of America Corp. were also contributors to performance.

TOP PERFORMANCE DETRACTORS
Apollo Global Management, Inc. | The asset management firm faced headwinds from market volatility and was the largest detractor to absolute performance.
Other portfolio holdings | Fiserv, Inc., KKR & Company, Inc. and Regions Financial Corp. also had negative performance which detracted from the fund’s absolute performance.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Financial Industries Fund (Class R6/JFDRX)	7.93%	13.88%	9.34%
S&P 500 Index	21.45%	17.64%	14.64%
S&P 500 Financials Index	14.25%	19.21%	12.60%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$286,225,754
Total number of portfolio holdings	43
Total advisory fees paid (net)	$2,856,669
Portfolio turnover rate	63%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Bank of America Corp.	4.8%
JPMorgan Chase & Co.	4.6%
Citigroup, Inc.	4.2%
Citizens Financial Group, Inc.	4.0%
Morgan Stanley	4.0%
Capital One Financial Corp.	3.9%
Wells Fargo & Company	3.5%
Visa, Inc., Class A	3.4%
The Charles Schwab Corp.	3.3%
Nasdaq, Inc.	3.2%

Industry Composition
Banks	48.7%
Capital markets	20.2%
Insurance	18.1%
Financial services	5.8%
Consumer finance	5.6%
Short-term investments and other	1.6%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947051
70A-R6
10/25
12/25
John Hancock Financial Industries Fund

John Hancock Regional Bank Fund
Class A/FRBAX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class A/FRBAX)	$123	1.20%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class A/FRBAX) returned 5.76% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.

TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class A/FRBAX)	0.47%	12.54%	7.67%
Regional Bank Fund (Class A/FRBAX)—excluding sales charge	5.76%	13.69%	8.22%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Figures reflect maximum sales charge on Class A shares of 5.00%. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947060
01A-A
10/25
12/25
John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class C/FRBCX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class C/FRBCX)	$200	1.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class C/FRBCX) returned 4.99% (excluding sales charges) for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.

TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $10,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class C/FRBCX)	4.03%	12.88%	7.46%
Regional Bank Fund (Class C/FRBCX)—excluding sales charge	4.99%	12.88%	7.46%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Class C shares sold within one year of purchase are subject to a 1.00% contingent deferred sales charge. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.

MF4947060

01A-C

10/25

12/25

John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class I/JRBFX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class I/JRBFX)	$98	0.95%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class I/JRBFX) returned 6.07% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.

TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $250,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $250,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class I/JRBFX)	6.07%	14.01%	8.51%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%

Class I shares were first offered 9-9-16. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947060
01A-I
10/25
12/25
John Hancock Regional Bank Fund

John Hancock Regional Bank Fund
Class R6/JRGRX
Annual SHAREHOLDER REPORT | October 31, 2025
This annual shareholder report contains important information about the John Hancock Regional Bank Fund (the fund) for the period of November 1, 2024 to October 31, 2025. You can find additional information about the fund at jhinvestments.com/documents. You can also request this information by contacting us at 800-225-5291.
What were the fund costs during the last year ?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Regional Bank Fund (Class R6/JRGRX)	$87	0.84%
Management’s Discussion of Fund Performance
SUMMARY OF RESULTS
Regional Bank Fund (Class R6/JRGRX) returned 6.15% for the year ended October 31, 2025. Stocks were powered by falling U.S. interest rates, better-than-expected corporate earnings results, and continued momentum in the artificial intelligence boom. Financial institutions and regional banks balanced margin pressure from Federal Reserve interest rate cuts with strong loan demand, deposit stabilization, and strategic mergers, while managing credit risk and funding cost volatility.
TOP PERFORMANCE CONTRIBUTORS
Coastal Financial Corp. | This bank holding company was a leading contributor due to strong deposit inflows, fee income and loan growth.
JPMorgan Chase & Co. | The stock benefitted from favorable trading and investment banking results supported by a resilient consumer banking platform and robust capital management.
Renasant Corp. | The bank holding company delivered positive performance driven by its strategic merger with The First Bancshares, Inc. which expanded its geographic footprint and increased market share.

TOP PERFORMANCE DETRACTORS
Enterprise Bancorp, Inc. | Rising credit stress and a decline in fee income weighed on the company’s profitability and detracted from the fund’s absolute performance.
Pinnacle Financial Partners, Inc. | The bank holding company faced short-term profitability pressure due to elevated operating expenses, increased credit provisioning, and merger-related costs, despite strong underlying growth trends.

The views expressed in this report are those of the portfolio management team and are subject to change. They are not meant as investment advice.
Fund Performance
The following graph compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the fund (or for the life of the fund, if shorter). It assumes a $1,000,000 initial investment in the fund and in an appropriate, broad-based securities market index for the same period.
GROWTH OF $1,000,000
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
Regional Bank Fund (Class R6/JRGRX)	6.15%	14.14%	8.57%
S&P 500 Index	21.45%	17.64%	14.64%
S&P Regional Banks Select Industry Index	4.85%	11.23%	6.38%

Class R6 shares were first offered 8-30-17. Returns prior to this date are those of Class A shares that have not been adjusted for class-specific expenses; otherwise, returns would vary.
Performance figures assume all distributions have been reinvested and reflect the beneficial effect of any expense reductions. Past performance does not guarantee future results. The return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Due to market volatility and other factors, the fund’s current performance may be higher or lower than the performance shown and can be found at jhinvestments.com/investments or by calling 800-225-5291. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. It is not possible to invest directly in an index.
Fund Statistics
Fund net assets	$789,336,577
Total number of portfolio holdings	103
Total advisory fees paid (net)	$6,449,464
Portfolio turnover rate	5%
Graphical Representation of Holdings
The tables below show the investment makeup of the fund, representing a percentage of the total net assets of the fund.
Top Ten Holdings
Citizens Financial Group, Inc.	2.9%
M&T Bank Corp.	2.9%
Regions Financial Corp.	2.5%
Huntington Bancshares, Inc.	2.4%
Fifth Third Bancorp	2.2%
Coastal Financial Corp.	2.2%
U.S. Bancorp	2.1%
KeyCorp	2.1%
Zions Bancorp NA	2.0%
East West Bancorp, Inc.	2.0%

Industry Composition
Banks	99.9%
Short-term investments and other	0.1%
Holdings may not have been held by the fund for the entire period and are subject to change without notice. Portfolio composition is subject to review in accordance with the fund’s investment strategy and may vary in the future. Current and future portfolio holdings are subject to risk and may change at any time.
The fund is subject to various risks as described in the fund's prospectus . For more information, please refer to the "Principal risks" section of the prospectus .
Availability of Additional Information
At jhinvestments.com/documents, you can find additional information about the fund, including the fund’s:
  Prospectus
  Financial information
  Fund holdings
  Proxy voting information
You can also request this information by contacting us at 800-225-5291.
This report is for the information of the shareholders in this fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by the fund's prospectus.
John Hancock Investment Management Distributors LLC, Member FINRA, SIPC, 200 Berkeley Street, Boston, MA 02116, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
MF4947060
01A-R6
10/25
12/25
John Hancock Regional Bank Fund

ITEM 2. CODE OF ETHICS.

As of the end of the year, October 31, 2025, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its Chief Executive Officer, Chief Financial Officer and Treasurer (respectively, the principal executive officer, the principal financial officer and the principal accounting officer, the "Covered Officers"). A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Frances G. Rathke and William K. Bacic are audit committee financial experts and are "independent", pursuant to general instructions on Form N-CSR Item 3.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audits of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements amounted to $94,575 and $94,160 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. These fees were billed to the registrant and were approved by the registrant's audit committee.

(b) Audit-Related Services

Audit-related fees for assurance and related services by the principal accountant are billed to the registrant or to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser ("control affiliates") that provides ongoing services to the registrant. The nature of the services provided was affiliated service provider internal controls reviews and a software licensing fee. Amounts billed to the registrant were $1,533 and $1,367 for fiscal years ended October 31, 2025 and October 31, 2024, respectively.

Amounts billed to control affiliates were $137,100 and $132,464 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning ("tax fees") amounted to $11,390 and $11,390 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising the tax fees was the review of the registrant's tax returns and tax distribution requirements. These fees were billed to the registrant and were approved by the registrant's audit committee.

(d) All Other Fees

Other fees amounted to $0 and $739 for the fiscal years ended October 31, 2025 and October 31, 2024, respectively. The nature of the services comprising all other fees is advisory services provided to the investment manager. These fees were approved by the registrant's audit committee.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm (the "Auditor") relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The registrant's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of audit-related and non-audit services by the Auditor. The policies and procedures require that any audit-related and non-audit service provided by the Auditor and any non-audit service provided by the Auditor to a fund service provider that relates directly to the operations and financial reporting of a fund are subject to approval by the Audit Committee before such service is provided. Audit-related services provided by the Auditor that are expected to exceed $25,000 per instance/per fund are subject to specific pre-approval by the Audit Committee. Tax services provided by the Auditor that are expected to exceed $30,000 per instance/per fund are subject to specific pre-approval by the Audit Committee.

All audit services, as well as the audit-related and non-audit services that are expected to exceed the amounts stated above, must be approved in advance of provision of the service by formal resolution of the Audit Committee. At the regularly scheduled Audit Committee meetings, the Committee reviews a report summarizing the services, including fees, provided by the Auditor.

(e)(2) Services approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

Audit-Related Fees, Tax Fees and All Other Fees

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception under Rule 2-01 of Regulation S-X.

(f) According to the registrant's principal accountant for the fiscal year ended October 31, 2025, the percentage of hours spent on the audit of the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons who were not full-time, permanent employees of principal accountant was less than 50%.

(g) The aggregate non-audit fees billed by the registrant's principal accountant for non-audit services rendered to the registrant and rendered to the registrant's control affiliates were $560,387 for the fiscal year ended October 31, 2025 and $837,212 for the fiscal year ended October 31, 2024.

(h) The audit committee of the registrant has considered the non-audit services provided by the registrant's principal accountant to the control affiliates and has determined that the services that were not pre-approved are compatible with maintaining the principal accountant's independence.

(i) Not applicable.

(j) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

The registrant has a separately-designated standing audit committee comprised of independent trustees. The members of the audit committee are as follows:

Frances G. Rathke – Chairperson

William H. Cunningham

William K. Bacic

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Refer to information included in Item 7.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The Registrant prepared financial statements and financial highlights for the year ended October 31, 2025 for the following funds:

  John Hancock Financial Industries Fund

  John Hancock Regional Bank Fund

Annual Financial Statements & Other N-CSR Items
John Hancock
Financial Industries Fund
U.S. equity
October 31, 2025

John Hancock
Financial Industries Fund

2	Fund’s investments
4	Financial statements
7	Financial highlights
11	Notes to financial statements
19	Report of independent registered public accounting firm
20	Tax information
21	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 98.4%		$281,677,540
(Cost $217,434,028)
Financials 98.4%		281,677,540
Banks 48.7%
American Business Bank	64,829	3,795,738
Bank of America Corp.	257,985	13,789,299
Bank of Ireland Group PLC	329,376	5,392,863
CaixaBank SA	493,418	5,215,303
Citigroup, Inc.	119,746	12,121,888
Citizens Financial Group, Inc.	225,009	11,446,208
Coastal Financial Corp. (A)	22,658	2,413,077
Columbia Banking System, Inc.	337,804	9,053,147
Eastern Bankshares, Inc.	195,646	3,429,674
JPMorgan Chase & Co.	42,854	13,332,736
M&T Bank Corp.	39,918	7,339,723
Old National Bancorp	278,247	5,684,586
Popular, Inc.	66,944	7,462,248
Regions Financial Corp.	362,436	8,770,951
Renasant Corp.	82,929	2,788,902
Sumitomo Mitsui Trust Group, Inc.	207,000	5,685,576
Synovus Financial Corp.	126,292	5,637,675
Wells Fargo & Company	115,533	10,047,905
Zions Bancorp NA	114,304	5,956,381
Capital markets 20.2%
Intercontinental Exchange, Inc.	31,841	4,658,020
KKR & Company, Inc.	41,628	4,925,841
Marex Group PLC	104,174	3,161,681
Miami International Holdings, Inc. (A)(B)	66,599	2,910,376
Morgan Stanley	69,535	11,403,740
Nasdaq, Inc.	108,500	9,275,665
Partners Group Holding AG	3,498	4,283,709
The Carlyle Group, Inc.	148,426	7,914,074
The Charles Schwab Corp.	98,195	9,281,391
Consumer finance 5.6%
American Express Company	13,412	4,838,111
Capital One Financial Corp.	50,389	11,085,077
Financial services 5.8%
Mastercard, Inc., Class A	12,400	6,844,676
Visa, Inc., Class A	28,978	9,873,964
Insurance 18.1%
American Integrity Insurance Group, Inc. (A)	140,338	3,344,255
American International Group, Inc.	70,181	5,541,492
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	2

	Shares	Value
Financials (continued)
Insurance (continued)
Aon PLC, Class A	22,680	$7,726,622
Arthur J. Gallagher & Company	13,215	3,297,010
Bowhead Specialty Holdings, Inc. (A)	34,878	835,677
Chubb, Ltd.	15,487	4,288,970
NN Group NV	108,823	7,447,285
Palomar Holdings, Inc. (A)	41,899	4,776,905
The Hartford Insurance Group, Inc.	66,114	8,210,037
Unum Group	87,021	6,389,082

	Yield (%)	Shares	Value
Short-term investments 2.5%			$7,008,385
(Cost $7,008,058)
Short-term funds 2.5%			7,008,385
John Hancock Collateral Trust (C)	3.9239(D)	700,572	7,008,385

Total investments (Cost $224,442,086) 100.9%	$288,685,925
Other assets and liabilities, net (0.9%)	(2,460,171)
Total net assets 100.0%	$286,225,754

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 10-31-25.
(C)	Investment is an affiliate of the fund, the advisor and/or subadvisor. A portion of this security represents the investment of cash collateral received for securities lending. Market value of this investment amounted to $2,564,327.
(D)	The rate shown is the annualized seven-day yield as of 10-31-25.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $224,766,741. Net unrealized appreciation aggregated to $63,919,184, of which $69,077,694 related to gross unrealized appreciation and $5,158,510 related to gross unrealized depreciation.
The fund had the following country composition as a percentage of net assets on 10-31-25:
United States	82.3%
United Kingdom	3.8%
Switzerland	3.0%
Puerto Rico	2.6%
Netherlands	2.6%
Japan	2.0%
Ireland	1.9%
Spain	1.8%
TOTAL	100.0%
3	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |	SEE NOTES TO FINANCIAL STATEMENTS

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $217,434,028) including $2,505,729 of securities loaned	$281,677,540
Affiliated investments, at value (Cost $7,008,058)	7,008,385
Total investments, at value (Cost $224,442,086)	288,685,925
Foreign currency, at value (Cost $678)	674
Dividends and interest receivable	547,986
Receivable for fund shares sold	65,519
Receivable for securities lending income	374
Other assets	55,970
Total assets	289,356,448
Liabilities
Payable for investments purchased	28,650
Payable for fund shares repurchased	383,862
Payable upon return of securities loaned	2,535,525
Payable to affiliates
Accounting and legal services fees	10,088
Transfer agent fees	26,613
Distribution and service fees	56,635
Trustees’ fees	158
Other liabilities and accrued expenses	89,163
Total liabilities	3,130,694
Net assets	$286,225,754
Net assets consist of
Paid-in capital	$122,634,868
Total distributable earnings (loss)	163,590,886
Net assets	$286,225,754

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($242,167,429 ÷ 13,045,454 shares)[1]	$18.56
Class C ($4,237,128 ÷ 275,167 shares)[1]	$15.40
Class I ($34,416,730 ÷ 1,855,843 shares)	$18.55
Class R6 ($5,404,467 ÷ 290,979 shares)	$18.57
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$19.54

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	4

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$7,772,121
Dividends from affiliated investments	219,724
Interest	30,899
Securities lending	2,635
Less foreign taxes withheld	(136,536)
Total investment income	7,888,843
Expenses
Investment management fees	2,890,643
Distribution and service fees	695,315
Accounting and legal services fees	70,711
Transfer agent fees	330,047
Trustees’ fees	10,901
Custodian fees	55,129
State registration fees	75,380
Printing and postage	48,409
Professional fees	96,098
Other	29,642
Total expenses	4,302,275
Less expense reductions	(33,974)
Net expenses	4,268,301
Net investment income	3,620,542
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments and foreign currency transactions	118,726,114
Affiliated investments	2,220
118,728,334
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments and translation of assets and liabilities in foreign currencies	(86,587,274)
Affiliated investments	(1,221)
(86,588,495)
Net realized and unrealized gain	32,139,839
Increase in net assets from operations	$35,760,381
5	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$3,620,542	$5,276,723
Net realized gain	118,728,334	46,243,226
Change in net unrealized appreciation (depreciation)	(86,588,495)	121,108,408
Increase in net assets resulting from operations	35,760,381	172,628,357
Distributions to shareholders
From earnings
Class A	(23,782,791)	(4,178,789)
Class C	(579,652)	(92,603)
Class I	(3,231,084)	(563,176)
Class R6	(445,429)	(53,950)
Class NAV[1]	(19,066,434)	(4,620,843)
Total distributions	(47,105,390)	(9,509,361)
From fund share transactions	(196,400,083)	(77,651,284)
Total increase (decrease)	(207,745,092)	85,467,712
Net assets
Beginning of year	493,970,846	408,503,134
End of year	$286,225,754	$493,970,846

[1]	Class NAV shares were fully redeemed on 3-28-25.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	6

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$19.03	$13.35	$17.14	$24.22	$16.15
Net investment income[1]	0.16	0.16	0.26	0.18	0.15
Net realized and unrealized gain (loss) on investments	1.22	5.81	(2.38)	(2.80)	8.92
Total from investment operations	1.38	5.97	(2.12)	(2.62)	9.07
Less distributions
From net investment income	(0.22)	(0.27)	(0.13)	(0.43)	(0.23)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(1.85)	(0.29)	(1.67)	(4.46)	(1.00)
Net asset value, end of period	$18.56	$19.03	$13.35	$17.14	$24.22
Total return (%)[2,3]	7.53	45.28	(13.17)	(12.33)	58.18
Ratios and supplemental data
Net assets, end of period (in millions)	$242	$247	$194	$256	$318
Ratios (as a percentage of average net assets):
Expenses before reductions	1.26	1.22	1.22	1.21	1.21
Expenses including reductions	1.25	1.21	1.21	1.20	1.20
Net investment income	0.87	0.96	1.79	1.01	0.70
Portfolio turnover (%)	63	61	72	45	64

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
7	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$16.06	$11.31	$14.77	$21.45	$14.39
Net investment income (loss)[1]	0.02	0.03	0.13	0.04	(0.01)
Net realized and unrealized gain (loss) on investments	1.04	4.91	(2.05)	(2.44)	7.95
Total from investment operations	1.06	4.94	(1.92)	(2.40)	7.94
Less distributions
From net investment income	(0.09)	(0.17)	—[2]	(0.25)	(0.11)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(1.72)	(0.19)	(1.54)	(4.28)	(0.88)
Net asset value, end of period	$15.40	$16.06	$11.31	$14.77	$21.45
Total return (%)[3,4]	6.75	44.21	(13.90)	(12.88)	57.01
Ratios and supplemental data
Net assets, end of period (in millions)	$4	$5	$6	$10	$15
Ratios (as a percentage of average net assets):
Expenses before reductions	2.00	1.98	1.98	1.95	1.95
Expenses including reductions	1.99	1.97	1.97	1.94	1.94
Net investment income (loss)	0.13	0.22	1.03	0.26	(0.04)
Portfolio turnover (%)	63	61	72	45	64

[1]	Based on average daily shares outstanding.
[2]	Less than $0.005 per share.
[3]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[4]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	8

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$19.00	$13.34	$17.15	$24.21	$16.13
Net investment income[1]	0.21	0.20	0.29	0.23	0.21
Net realized and unrealized gain (loss) on investments	1.23	5.80	(2.38)	(2.79)	8.91
Total from investment operations	1.44	6.00	(2.09)	(2.56)	9.12
Less distributions
From net investment income	(0.26)	(0.32)	(0.18)	(0.47)	(0.27)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(1.89)	(0.34)	(1.72)	(4.50)	(1.04)
Net asset value, end of period	$18.55	$19.00	$13.34	$17.15	$24.21
Total return (%)[2]	7.89	45.56	(13.00)	(12.05)	58.63
Ratios and supplemental data
Net assets, end of period (in millions)	$34	$32	$23	$36	$47
Ratios (as a percentage of average net assets):
Expenses before reductions	1.00	0.98	0.98	0.95	0.95
Expenses including reductions	0.99	0.97	0.97	0.94	0.94
Net investment income	1.12	1.20	1.98	1.27	0.97
Portfolio turnover (%)	63	61	72	45	64

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
9	JOHN HANCOCK Financial Industries Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$19.02	$13.35	$17.16	$24.24	$16.15
Net investment income[1]	0.23	0.21	0.31	0.25	0.23
Net realized and unrealized gain (loss) on investments	1.23	5.81	(2.38)	(2.80)	8.92
Total from investment operations	1.46	6.02	(2.07)	(2.55)	9.15
Less distributions
From net investment income	(0.28)	(0.33)	(0.20)	(0.50)	(0.29)
From net realized gain	(1.63)	(0.02)	(1.54)	(4.03)	(0.77)
Total distributions	(1.91)	(0.35)	(1.74)	(4.53)	(1.06)
Net asset value, end of period	$18.57	$19.02	$13.35	$17.16	$24.24
Total return (%)[2]	7.93	45.81	(12.90)	(11.97)	58.71
Ratios and supplemental data
Net assets, end of period (in millions)	$5	$4	$2	$2	$2
Ratios (as a percentage of average net assets):
Expenses before reductions	0.89	0.87	0.87	0.84	0.84
Expenses including reductions	0.89	0.86	0.86	0.84	0.84
Net investment income	1.22	1.30	2.13	1.39	1.09
Portfolio turnover (%)	63	61	72	45	64

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Financial Industries Fund	10

Notes to financial statements
Note 1—Organization
John Hancock Financial Industries Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek capital appreciation.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Class NAV shares were fully redeemed on March 28, 2025.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee,
11	JOHN HANCOCK Financial Industries Fund |

following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of October 31, 2025, by major security category or type:
	Total value at 10-31-25	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
Investments in securities:
Assets
Common stocks
Financials
Banks	$139,363,880	$123,070,138	$16,293,742	—
Capital markets	57,814,497	53,530,788	4,283,709	—
Consumer finance	15,923,188	15,923,188	—	—
Financial services	16,718,640	16,718,640	—	—
Insurance	51,857,335	44,410,050	7,447,285	—
Short-term investments	7,008,385	7,008,385	—	—
Total investments in securities	$288,685,925	$260,661,189	$28,024,736	—
Real estate investment trusts. The fund may invest in real estate investment trusts (REITs). Distributions from REITs may be recorded as income and subsequently characterized by the REIT at the end of their fiscal year as a reduction of cost of investments and/or as a realized gain. As a result, the fund will estimate the components of distributions from these securities. Such estimates are revised when the actual components of the distributions are known.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until
| JOHN HANCOCK Financial Industries Fund	12

after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Securities lending. The fund may lend its securities to earn additional income. The fund receives collateral from the borrower in an amount not less than the market value of the loaned securities. The fund may invest its cash collateral in JHCT, an affiliate of the fund, which has a floating NAV and is registered with the Securities and Exchange Commission (SEC) as an investment company. JHCT is a government money market fund and invests in U.S. Government securities and/or repurchase agreements. The fund will receive the benefit of any gains and bear any losses generated by JHCT with respect to the cash collateral.
The fund has the right to recall loaned securities on demand. If a borrower fails to return loaned securities when due, then the lending agent is responsible and indemnifies the fund for the lent securities. The lending agent uses the collateral received from the borrower to purchase replacement securities of the same issue, type, class and series of the loaned securities. If the value of the collateral is less than the purchase cost of replacement securities, the lending agent is responsible for satisfying the shortfall but only to the extent that the shortfall is not due to any decrease in the value of JHCT.
Although the risk of loss on securities lent is mitigated by receiving collateral from the borrower and through lending agent indemnification, the fund could experience a delay in recovering securities or could experience a lower than expected return if the borrower fails to return the securities on a timely basis. During the existence of the loan, the fund will receive from the borrower amounts equivalent to any dividends, interest or other distributions on the loaned securities, as well as interest on such amounts. The fund receives compensation for lending its securities by retaining a portion of the return on the investment of the collateral and compensation from fees earned from borrowers of the securities. Securities lending income received by the fund is net of fees retained by the securities lending agent. Net income received from JHCT is a component of securities lending income as recorded on the Statement of operations.
Obligations to repay collateral received by the fund are shown on the Statement of assets and liabilities as Payable upon return of securities loaned and are secured by the loaned securities. As of October 31, 2025, the fund loaned securities valued at $2,505,729 and received $2,535,525 of cash collateral.
Foreign investing. Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate. Purchases and sales of securities, income and expenses are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The effect of changes in foreign currency exchange rates on the value of securities is reflected as a component of the realized and unrealized gains (losses) on investments. Foreign investments are subject to a decline in the value of a foreign currency versus the U.S. dollar, which reduces the dollar value of securities denominated in that currency.
Funds that invest internationally generally carry more risk than funds that invest strictly in U.S. securities. Risks can result from differences in economic and political conditions, regulations, market practices (including higher transaction costs), accounting standards and other factors.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund
13	JOHN HANCOCK Financial Industries Fund |

is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $1,931.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends annually. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$12,383,512	$8,927,729
Long-term capital gains	34,721,878	581,632
Total	$47,105,390	$9,509,361
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $14,875,925 of undistributed ordinary income and $84,793,731 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
| JOHN HANCOCK Financial Industries Fund	14

Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to treating a portion of the proceeds from redemptions as distributions for tax purposes and wash sale loss deferrals.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the ﬁrst $250 million of the fund’s aggregate average daily net assets, (b) 0.775% of the next $250 million of the fund’s aggregate average daily net assets, (c) 0.750% of the next $500 million of the fund’s aggregate average daily net assets; and (d) 0.725% of the fund’s aggregate average daily net assets in excess of $1 billion. Aggregate net assets include the net assets of the fund and Financial Industries Trust, a series of John Hancock Variable Insurance Trust. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$23,421
Class C	498
Class I	3,340
Class	Expense reduction
Class R6	$467
Class NAV	6,248
Total	$33,974

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.78% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory
15	JOHN HANCOCK Financial Industries Fund |

reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $85,522 for the year ended October 31, 2025. Of this amount, $13,935 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $71,587 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $10,722 for Class C shares. There were no CDSCs received by the Distributor for Class A shares.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$641,374	$283,334
Class C	53,941	6,056
Class I	—	40,393
Class R6	—	264
Total	$695,315	$330,047
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
| JOHN HANCOCK Financial Industries Fund	16

Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	484,279	$9,096,332	336,659	$5,558,376
Distributions reinvested	1,178,279	21,244,370	242,981	3,722,467
Repurchased	(1,584,383)	(29,590,769)	(2,118,838)	(34,373,509)
Net increase (decrease)	78,175	$749,933	(1,539,198)	$(25,092,666)
Class C shares
Sold	130,114	$2,031,888	26,741	$377,934
Distributions reinvested	35,079	527,936	6,497	84,597
Repurchased	(231,386)	(3,485,296)	(225,596)	(3,067,401)
Net decrease	(66,193)	$(925,472)	(192,358)	$(2,604,870)
Class I shares
Sold	521,006	$9,591,723	493,962	$7,822,258
Distributions reinvested	139,222	2,501,822	28,325	432,530
Repurchased	(501,551)	(9,333,291)	(544,394)	(8,693,423)
Net increase (decrease)	158,677	$2,760,254	(22,107)	$(438,635)
Class R6 shares
Sold	240,785	$4,487,561	138,419	$2,363,668
Distributions reinvested	24,774	445,429	3,533	53,950
Repurchased	(201,912)	(3,738,244)	(75,066)	(1,255,379)
Net increase	63,647	$1,194,746	66,886	$1,162,239
Class NAV shares[1]
Sold	20,248	$395,963	253,641	$4,202,166
Distributions reinvested	1,061,015	19,066,434	302,808	4,620,843
Repurchased	(11,873,853)	(219,641,941)	(3,528,181)	(59,500,361)
Net decrease	(10,792,590)	$(200,179,544)	(2,971,732)	$(50,677,352)
Total net decrease	(10,558,284)	$(196,400,083)	(4,658,509)	$(77,651,284)

[1]	Class NAV shares were fully redeemed on 3-28-25.
Affiliates of the fund owned 45% of shares of Class R6 on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $223,634,590 and $463,916,579, respectively, for the year ended October 31, 2025.
17	JOHN HANCOCK Financial Industries Fund |

Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust*	700,572	$4,211,555	$173,483,758	$(170,687,927)	$2,220	$(1,221)	$222,359	—	$7,008,385

*	Refer to the Securities lending note within Note 2 for details regarding this investment.
Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Financial Industries Fund	18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of John Hancock Financial Industries Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Financial Industries Fund (one of the funds constituting John Hancock Investment Trust II, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
19	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $56,128,519 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	20

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with  Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Financial Industries Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
21	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	22

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund underperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2024. The Board also noted that the fund outperformed the peer group median for the one-year period ended December 31, 2024 and underperformed for the three-, five- and ten-year periods. The Board took into account management’s discussion of the factors that contributed to the fund’s underperformance relative to the benchmark index for the one-, three-, five- and ten-year periods and the peer group median for the three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s plans for the fund. The Board concluded that the fund’s performance is being monitored and reasonably addressed, where appropriate.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management
23	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	24

(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third-party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
25	JOHN HANCOCK FINANCIAL INDUSTRIES FUND |

Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third-party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund is being monitored and reasonably addressed, where appropriate;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK FINANCIAL INDUSTRIES FUND	26

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Financial Industries Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947051	70A 10/25
12/25

Annual Financial Statements & Other N-CSR Items
John Hancock
Regional Bank Fund
U.S. equity
October 31, 2025

John Hancock
Regional Bank Fund

2	Fund’s investments
5	Financial statements
8	Financial highlights
12	Notes to financial statements
19	Report of independent registered public accounting firm
20	Tax information
21	Evaluation of advisory and subadvisory agreements by the Board of Trustees
1	JOHN HANCOCK REGIONAL BANK FUND |

Fund’s investments
AS OF 10-31-25
	Shares	Value
Common stocks 99.9%		$788,337,876
(Cost $377,048,502)
Financials 99.9%		788,337,876
Banks 99.9%
1st Source Corp.	107,821	6,408,880
ACNB Corp.	68,890	3,112,450
American Business Bank	122,267	7,158,733
Ameris Bancorp	193,945	13,890,341
Avidbank Holdings, Inc. (A)	144,179	3,767,397
Bank of America Corp.	262,685	14,040,513
Bank of Marin Bancorp	212,731	5,477,823
Bank7 Corp.	140,948	5,850,751
Banner Corp.	69,863	4,219,027
Bar Harbor Bankshares	164,095	4,812,906
BayCom Corp.	191,570	5,222,198
Business First Bancshares, Inc.	216,279	5,303,161
C&F Financial Corp.	55,908	3,824,666
Cadence Bank	229,267	8,652,537
California BanCorp (A)	259,257	4,793,662
Camden National Corp.	124,279	4,741,244
CB Financial Services, Inc.	83,544	2,704,319
Central Pacific Financial Corp.	180,241	5,138,671
Chemung Financial Corp.	63,724	3,228,895
ChoiceOne Financial Services, Inc.	104,791	3,001,214
Citizens Community Bancorp, Inc.	277,240	4,338,806
Citizens Financial Group, Inc.	457,743	23,285,386
Civista Bancshares, Inc.	287,841	6,197,217
CNB Financial Corp.	122,545	3,014,607
Coastal Financial Corp. (A)	160,153	17,056,295
Colony Bankcorp, Inc.	145,899	2,332,925
Columbia Banking System, Inc.	326,857	8,759,768
Comerica, Inc.	106,303	8,132,180
Community West Bancshares	184,017	3,897,480
ConnectOne Bancorp, Inc.	171,294	4,121,334
Cullen/Frost Bankers, Inc.	90,367	11,127,792
CVB Financial Corp.	219,035	4,023,673
Dime Community Bancshares, Inc.	209,867	5,509,009
Eagle Bancorp Montana, Inc.	213,006	3,457,087
East West Bancorp, Inc.	155,999	15,849,498
Eastern Bankshares, Inc.	401,745	7,042,590
Equity Bancshares, Inc., Class A	166,981	6,764,400
Farmers & Merchants Bancorp, Inc.	152,078	3,634,664
Farmers National Banc Corp.	194,894	2,529,724
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	2

	Shares	Value
Financials (continued)
Banks (continued)
Fifth Third Bancorp	416,205	$17,322,452
First Business Financial Services, Inc.	137,198	6,943,591
First Citizens BancShares, Inc., Class A	3,559	6,494,534
First Community Corp.	183,655	4,923,791
First Financial Bancorp	309,155	7,237,319
First Horizon Corp.	340,372	7,270,346
First Merchants Corp.	231,070	8,198,364
First Mid Bancshares, Inc.	110,248	3,939,161
Flushing Financial Corp.	311,641	4,260,132
German American Bancorp, Inc.	144,156	5,555,772
Great Southern Bancorp, Inc.	68,359	3,807,596
Hancock Whitney Corp.	257,504	14,706,053
HBT Financial, Inc.	253,456	6,181,792
Heritage Commerce Corp.	627,387	6,524,825
Heritage Financial Corp.	186,047	4,128,383
Horizon Bancorp, Inc.	526,831	8,218,564
Huntington Bancshares, Inc.	1,246,162	19,240,741
Independent Bank Corp. (Massachusetts)	159,194	10,712,164
Independent Bank Corp. (Michigan)	189,248	5,719,075
JPMorgan Chase & Co.	35,802	11,138,718
KeyCorp	927,401	16,312,981
Landmark Bancorp, Inc.	135,317	3,476,294
Live Oak Bancshares, Inc.	140,836	4,385,633
M&T Bank Corp.	126,450	23,250,362
Metrocity Bankshares, Inc.	116,455	2,982,413
Mid Penn Bancorp, Inc.	144,478	4,110,399
NBT Bancorp, Inc.	213,810	8,652,891
Nicolet Bankshares, Inc.	106,832	12,621,132
Northrim BanCorp, Inc.	381,612	8,387,832
Norwood Financial Corp.	82,109	2,184,920
Ohio Valley Banc Corp.	93,980	3,289,300
Old National Bancorp	681,896	13,931,135
Old Second Bancorp, Inc.	464,085	8,330,326
OP Bancorp	338,567	4,519,869
Orange County Bancorp, Inc.	162,199	3,965,766
Orrstown Financial Services, Inc.	121,559	4,045,484
Pinnacle Financial Partners, Inc.	163,563	13,937,203
Plumas Bancorp	96,303	3,952,275
Popular, Inc.	137,138	15,286,773
Provident Financial Holdings, Inc.	171,909	2,685,219
QCR Holdings, Inc.	112,877	8,396,920
Red River Bancshares, Inc.	74,444	4,917,771
Regions Financial Corp.	817,372	19,780,402
3	JOHN HANCOCK REGIONAL BANK FUND |	SEE NOTES TO FINANCIAL STATEMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Renasant Corp.	397,605	$13,371,456
Riverview Bancorp, Inc.	564,643	2,924,851
SB Financial Group, Inc.	189,489	3,706,405
Shore Bancshares, Inc.	433,257	6,763,142
Sierra Bancorp	184,478	5,309,277
Southern Missouri Bancorp, Inc.	119,701	6,277,120
SouthState Bank Corp.	86,417	7,660,867
Stock Yards Bancorp, Inc.	104,048	6,765,201
Synovus Financial Corp.	270,840	12,090,298
The First Bancorp, Inc.	130,168	3,226,865
The PNC Financial Services Group, Inc.	75,523	13,786,724
Timberland Bancorp, Inc.	150,947	4,848,418
TriCo Bancshares	205,377	9,083,825
Truist Financial Corp.	291,663	13,016,920
U.S. Bancorp	360,682	16,836,636
Virginia National Bankshares Corp.	107,382	4,271,656
Washington Trust Bancorp, Inc.	134,442	3,662,200
Western Alliance Bancorp	140,501	10,867,752
WSFS Financial Corp.	295,895	15,413,171
Zions Bancorp NA	309,050	16,104,596

	Yield (%)	Shares	Value
Short-term investments 0.0%			$162,915
(Cost $162,898)
Short-term funds 0.0%			162,915
John Hancock Collateral Trust (B)	3.9239(C)	16,285	162,915

Total investments (Cost $377,211,400) 99.9%	$788,500,791
Other assets and liabilities, net 0.1%	835,786
Total net assets 100.0%	$789,336,577

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 10-31-25.
At 10-31-25, the aggregate cost of investments for federal income tax purposes was $381,312,889. Net unrealized appreciation aggregated to $407,187,902, of which $413,018,768 related to gross unrealized appreciation and $5,830,866 related to gross unrealized depreciation.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK REGIONAL BANK FUND	4

Financial statements
STATEMENT OF ASSETS AND LIABILITIES 10-31-25

Assets
Unaffiliated investments, at value (Cost $377,048,502)	$788,337,876
Affiliated investments, at value (Cost $162,898)	162,915
Total investments, at value (Cost $377,211,400)	788,500,791
Dividends and interest receivable	473,227
Receivable for fund shares sold	70,397
Receivable for investments sold	785,928
Other assets	85,293
Total assets	789,915,636
Liabilities
Payable for fund shares repurchased	209,185
Payable to affiliates
Accounting and legal services fees	28,909
Transfer agent fees	74,690
Distribution and service fees	149,572
Trustees’ fees	564
Other liabilities and accrued expenses	116,139
Total liabilities	579,059
Net assets	$789,336,577
Net assets consist of
Paid-in capital	$325,227,813
Total distributable earnings (loss)	464,108,764
Net assets	$789,336,577

Net asset value per share
Based on net asset value and shares outstanding - the fund has an unlimited number of shares authorized with no par value
Class A ($566,250,743 ÷ 19,809,576 shares)[1]	$28.58
Class C ($30,788,299 ÷ 1,151,009 shares)[1]	$26.75
Class I ($185,431,349 ÷ 6,495,059 shares)	$28.55
Class R6 ($6,866,186 ÷ 240,477 shares)	$28.55
Maximum offering price per share
Class A (net asset value per share ÷ 95%)[2]	$30.08

[1]	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
[2]	On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
5	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS For the year ended 10-31-25

Investment income
Dividends	$24,319,208
Dividends from affiliated investments	162,186
Less foreign taxes withheld	(41,281)
Total investment income	24,440,113
Expenses
Investment management fees	6,523,213
Distribution and service fees	1,881,618
Accounting and legal services fees	162,063
Transfer agent fees	928,501
Trustees’ fees	20,784
Custodian fees	105,367
State registration fees	85,926
Printing and postage	59,508
Professional fees	76,495
Other	35,265
Total expenses	9,878,740
Less expense reductions	(73,749)
Net expenses	9,804,991
Net investment income	14,635,122
Realized and unrealized gain (loss)
Net realized gain (loss) on
Unaffiliated investments	60,597,521
Affiliated investments	766
60,598,287
Change in net unrealized appreciation (depreciation) of
Unaffiliated investments	(31,211,851)
Affiliated investments	10
(31,211,841)
Net realized and unrealized gain	29,386,446
Increase in net assets from operations	$44,021,568
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	6

STATEMENTS OF CHANGES IN NET ASSETS

	Year ended 10-31-25	Year ended 10-31-24
Increase (decrease) in net assets
From operations
Net investment income	$14,635,122	$17,018,415
Net realized gain	60,598,287	69,645,408
Change in net unrealized appreciation (depreciation)	(31,211,841)	244,542,910
Increase in net assets resulting from operations	44,021,568	331,206,733
Distributions to shareholders
From earnings
Class A	(54,445,280)	(14,325,466)
Class C	(3,916,701)	(1,152,415)
Class I	(18,881,494)	(5,533,127)
Class R6	(793,166)	(239,924)
Total distributions	(78,036,641)	(21,250,932)
From fund share transactions	(22,521,596)	(152,601,883)
Total increase (decrease)	(56,536,669)	157,353,918
Net assets
Beginning of year	845,873,246	688,519,328
End of year	$789,336,577	$845,873,246
7	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Financial highlights
CLASS A SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$29.64	$19.80	$29.71	$34.06	$19.47
Net investment income[1]	0.50	0.54	0.57	0.42	0.42
Net realized and unrealized gain (loss) on investments	1.17	9.97	(8.82)	(3.02)	14.66
Total from investment operations	1.67	10.51	(8.25)	(2.60)	15.08
Less distributions
From net investment income	(0.49)	(0.58)	(0.54)	(0.44)	(0.41)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.73)	(0.67)	(1.66)	(1.75)	(0.49)
Net asset value, end of period	$28.58	$29.64	$19.80	$29.71	$34.06
Total return (%)[2,3]	5.76	53.63	(28.79)	(7.79)	78.08
Ratios and supplemental data
Net assets, end of period (in millions)	$566	$593	$449	$724	$839
Ratios (as a percentage of average net assets):
Expenses before reductions	1.21	1.23	1.22	1.23	1.22
Expenses including reductions	1.20	1.22	1.21	1.22	1.21
Net investment income	1.72	2.15	2.39	1.36	1.41
Portfolio turnover (%)	5	3	7	11	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	8

CLASS C SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$27.89	$18.67	$28.09	$32.28	$18.46
Net investment income[1]	0.27	0.35	0.37	0.19	0.20
Net realized and unrealized gain (loss) on investments	1.11	9.37	(8.31)	(2.86)	13.91
Total from investment operations	1.38	9.72	(7.94)	(2.67)	14.11
Less distributions
From net investment income	(0.28)	(0.41)	(0.36)	(0.21)	(0.21)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.52)	(0.50)	(1.48)	(1.52)	(0.29)
Net asset value, end of period	$26.75	$27.89	$18.67	$28.09	$32.28
Total return (%)[2,3]	4.99	52.46	(29.30)	(8.46)	76.91
Ratios and supplemental data
Net assets, end of period (in millions)	$31	$46	$54	$108	$123
Ratios (as a percentage of average net assets):
Expenses before reductions	1.96	1.97	1.96	1.94	1.93
Expenses including reductions	1.95	1.96	1.96	1.93	1.92
Net investment income	0.99	1.48	1.64	0.66	0.70
Portfolio turnover (%)	5	3	7	11	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
[3]	Does not reflect the effect of sales charges, if any.
9	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

CLASS I SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$29.60	$19.78	$29.70	$34.05	$19.45
Net investment income[1]	0.57	0.61	0.63	0.51	0.50
Net realized and unrealized gain (loss) on investments	1.19	9.95	(8.82)	(3.02)	14.67
Total from investment operations	1.76	10.56	(8.19)	(2.51)	15.17
Less distributions
From net investment income	(0.57)	(0.65)	(0.61)	(0.53)	(0.49)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.81)	(0.74)	(1.73)	(1.84)	(0.57)
Net asset value, end of period	$28.55	$29.60	$19.78	$29.70	$34.05
Total return (%)[2]	6.07	54.00	(28.61)	(7.52)	78.68
Ratios and supplemental data
Net assets, end of period (in millions)	$185	$198	$178	$360	$345
Ratios (as a percentage of average net assets):
Expenses before reductions	0.96	0.97	0.96	0.94	0.93
Expenses including reductions	0.95	0.96	0.96	0.93	0.92
Net investment income	1.97	2.44	2.63	1.66	1.68
Portfolio turnover (%)	5	3	7	11	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
SEE NOTES TO FINANCIAL STATEMENTS	| JOHN HANCOCK Regional Bank Fund	10

CLASS R6 SHARES Period ended	10-31-25	10-31-24	10-31-23	10-31-22	10-31-21
Per share operating performance
Net asset value, beginning of period	$29.61	$19.78	$29.70	$34.05	$19.45
Net investment income[1]	0.60	0.64	0.64	0.57	0.51
Net realized and unrealized gain (loss) on investments	1.18	9.95	(8.81)	(3.05)	14.69
Total from investment operations	1.78	10.59	(8.17)	(2.48)	15.20
Less distributions
From net investment income	(0.60)	(0.67)	(0.63)	(0.56)	(0.52)
From net realized gain	(2.24)	(0.09)	(1.12)	(1.31)	(0.08)
Total distributions	(2.84)	(0.76)	(1.75)	(1.87)	(0.60)
Net asset value, end of period	$28.55	$29.61	$19.78	$29.70	$34.05
Total return (%)[2]	6.15	54.21	(28.53)	(7.43)	78.86
Ratios and supplemental data
Net assets, end of period (in millions)	$7	$8	$7	$7	$20
Ratios (as a percentage of average net assets):
Expenses before reductions	0.85	0.86	0.85	0.83	0.83
Expenses including reductions	0.84	0.85	0.85	0.82	0.82
Net investment income	2.06	2.53	2.74	1.85	1.69
Portfolio turnover (%)	5	3	7	11	10

[1]	Based on average daily shares outstanding.
[2]	Total returns would have been lower had certain expenses not been reduced during the applicable periods.
11	JOHN HANCOCK Regional Bank Fund |	SEE NOTES TO FINANCIAL STATEMENTS

Notes to financial statements
Note 1—Organization
John Hancock Regional Bank Fund (the fund) is a series of John Hancock Investment Trust II (the Trust), an open-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act). The investment objective of the fund is to seek long-term capital appreciation. Moderate income is a secondary objective.
The fund may offer multiple classes of shares. The shares currently outstanding are detailed in the Statement of assets and liabilities. Class A and Class C shares are offered to all investors. Class I shares are offered to institutions and certain investors. Class R6 shares are only available to certain retirement plans, institutions and other investors. Class C shares convert to Class A shares eight years after purchase (certain exclusions may apply). Shareholders of each class have exclusive voting rights to matters that affect that class. The distribution and service fees, if any, and transfer agent fees for each class may differ.
Note 2—Significant accounting policies
The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP), which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. The fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of US GAAP.
Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC, the fund’s valuation designee.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent
| JOHN HANCOCK Regional Bank Fund	12

pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of October 31, 2025, all investments are categorized as Level 1 under the hierarchy described above.
Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily NAV calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income is recorded on ex-date, except for dividends of certain foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.
Foreign taxes. The fund may be subject to withholding tax on income, capital gains or repatriations imposed by certain countries, a portion of which may be recoverable. Foreign taxes are accrued based upon the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Taxes are accrued based on gains realized by the fund as a result of certain foreign security sales. In certain circumstances, estimated taxes are accrued based on unrealized appreciation of such securities. Investment income is recorded net of foreign withholding taxes.
Overdraft. The fund may have the ability to borrow from banks for temporary or emergency purposes, including meeting redemption requests that otherwise might require the untimely sale of securities. Pursuant to the fund’s custodian agreement, the custodian may loan money to the fund to make properly authorized payments. The fund is obligated to repay the custodian for any overdraft, including any related costs or expenses. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the extent of any overdraft, and to the maximum extent permitted by law.
Line of credit. The fund and other affiliated funds have entered into a syndicated line of credit agreement with Citibank, N.A. as the administrative agent that enables them to participate in a $1 billion unsecured committed line of credit, which is in effect through July 13, 2026 unless extended or renewed. Excluding commitments designated for certain funds and subject to the needs of all other affiliated funds, the fund can borrow up to an aggregate commitment amount of $750 million, subject to asset coverage and other limitations as specified in the agreement. A commitment fee payable at the end of each calendar quarter, based on the average daily unused portion of the line of credit, is charged to each participating fund based on an asset-based allocation and is reflected in Other expenses on the Statement of operations. For the year ended October 31, 2025, the fund had no borrowings under the line of credit. Commitment fees for the year ended October 31, 2025 were $4,475.
Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.
Class allocations. Income, common expenses and realized and unrealized gains (losses) are determined at the fund level and allocated daily to each class of shares based on the net assets of the class. Class-specific expenses, such as distribution and service fees, if any, and transfer agent fees, for all classes, are charged daily at the class level based on the net assets of each class and the specific expense rates applicable to each class.
13	JOHN HANCOCK Regional Bank Fund |

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.
As of October 31, 2025, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.
Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays dividends quarterly. Capital gain distributions, if any, are typically distributed annually.
The tax character of distributions for the years ended October 31, 2025 and 2024 was as follows:
	October 31, 2025	October 31, 2024
Ordinary income	$14,422,222	$18,155,491
Long-term capital gains	63,614,419	3,095,441
Total	$78,036,641	$21,250,932
Distributions paid by the fund with respect to each class of shares are calculated in the same manner, at the same time and in the same amount, except for the effect of class level expenses that may be applied differently to each class. As of October 31, 2025, the components of distributable earnings on a tax basis consisted of $991,259 of undistributed ordinary income and $55,929,603 of undistributed long-term capital gains.
Such distributions and distributable earnings, on a tax basis, if any, are determined in conformity with income tax regulations, which may differ from US GAAP. Distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital.
Capital accounts within the financial statements are adjusted for permanent book-tax differences at fiscal year end. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. Book-tax differences are primarily attributable to wash sale loss deferrals and treating a portion of the proceeds from redemptions as distributions for tax purposes.
Note 3—Guarantees and indemnifications
Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust, including the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.
Note 4—Fees and transactions with affiliates
John Hancock Investment Management LLC (the Advisor) serves as investment advisor for the fund. John Hancock Investment Management Distributors LLC (the Distributor), an affiliate of the Advisor, serves as principal underwriter of the fund. The Advisor and the Distributor are indirect, principally owned subsidiaries of John Hancock Life Insurance Company (U.S.A.), which in turn is a subsidiary of Manulife Financial Corporation.
Management fee. The fund has an investment management agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent on an annual basis to the sum of: (a) 0.800% of the first $500 million of the fund’s average daily net assets; (b) 0.750% of the next $500 million of the fund’s average daily net assets; (c) 0.735% of the next $1 billion of the fund’s average daily net assets; and (d) 0.725% of the
| JOHN HANCOCK Regional Bank Fund	14

fund’s average daily net assets in excess of $2 billion. The Advisor has a subadvisory agreement with Manulife Investment Management (US) LLC, an indirectly owned subsidiary of Manulife Financial Corporation and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.
The Advisor has contractually agreed to waive a portion of its management fee and/or reimburse expenses for certain funds of the John Hancock group of funds complex, including the fund (the participating portfolios). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund. During the year ended October 31, 2025, this waiver amounted to 0.01% of the fund’s average daily net assets. This agreement expires on July 31, 2027, unless renewed by mutual agreement of the fund and the Advisor based upon a determination that this is appropriate under the circumstances at that time.
For the year ended October 31, 2025, the expense reductions described above amounted to the following:
Class	Expense reduction
Class A	$52,309
Class C	3,359
Class I	17,423
Class	Expense reduction
Class R6	$658
Total	$73,749

Expenses waived or reimbursed in the current fiscal period are not subject to recapture in future fiscal periods.
The investment management fees, including the impact of the waivers and reimbursements as described above, incurred for the year ended October 31, 2025, were equivalent to a net annual effective rate of 0.77% of the fund’s average daily net assets.
Accounting and legal services. Pursuant to a service agreement, the fund reimburses the Advisor for all expenses associated with providing the administrative, financial, legal, compliance, accounting and recordkeeping services to the fund, including the preparation of all tax returns, periodic reports to shareholders and regulatory reports, among other services. These expenses are allocated to each share class based on its relative net assets at the time the expense was incurred. These accounting and legal services fees incurred, for the year ended October 31, 2025, amounted to an annual rate of 0.02% of the fund’s average daily net assets.
Distribution and service plans. The fund has a distribution agreement with the Distributor. The fund has adopted distribution and service plans for certain classes as detailed below pursuant to Rule 12b-1 under the 1940 Act, to pay the Distributor for services provided as the distributor of shares of the fund. The fund may pay up to the following contractual rates of distribution and service fees under these arrangements, expressed as an annual percentage of average daily net assets for each class of the fund’s shares:
Class	Rule 12b-1 Fee
Class A	0.30%
Class C	1.00%
Sales charges. Class A shares are assessed up-front sales charges, which resulted in payments to the Distributor amounting to $176,288 for the year ended October 31, 2025. Of this amount, $28,748 was retained and used for printing prospectuses, advertising, sales literature and other purposes and $147,540 was paid as sales commissions to broker-dealers.
Class A and Class C shares may be subject to contingent deferred sales charges (CDSCs). Certain Class A shares purchased, including those that are acquired through purchases of $1 million or more, and redeemed within one year of purchase are subject to a 1.00% CDSC. Class C shares that are redeemed within one year of purchase are subject to a 1.00% CDSC. CDSCs are applied to the lesser of the current market value at the time of redemption or the original purchase cost of the shares being redeemed. Proceeds from CDSCs are used to compensate the
15	JOHN HANCOCK Regional Bank Fund |

Distributor for providing distribution-related services in connection with the sale of these shares. During the year ended October 31, 2025, CDSCs received by the Distributor amounted to $135 and $9,686 for Class A and Class C shares, respectively.
Transfer agent fees. The John Hancock group of funds has a complex-wide transfer agent agreement with John Hancock Signature Services, Inc. (Signature Services), an affiliate of the Advisor. The transfer agent fees paid to Signature Services are determined based on the cost to Signature Services (Signature Services Cost) of providing recordkeeping services. It also includes out-of-pocket expenses, including payments made to third-parties for recordkeeping services provided to their clients who invest in one or more John Hancock funds. In addition, Signature Services Cost may be reduced by certain fees that Signature Services receives in connection with retirement and small accounts. Signature Services Cost is calculated monthly and allocated, as applicable, to three categories of share classes: Retail Share Classes of Non-Municipal Bond Funds, Retirement Share Classes and Retail Share Classes of Municipal Bond Funds. Within each of these categories, the applicable costs are allocated to the affected John Hancock affiliated funds and/or classes, based on the relative average daily net assets.
Class level expenses. Class level expenses for the year ended October 31, 2025 were as follows:
Class	Distribution and service fees	Transfer agent fees
Class A	$1,500,050	$664,128
Class C	381,568	42,743
Class I	—	221,246
Class R6	—	384
Total	$1,881,618	$928,501
Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. The costs of paying Trustee compensation and expenses are allocated to the fund based on its net assets relative to other funds within the John Hancock group of funds complex.
Note 5—Fund share transactions
Transactions in fund shares for the years ended October 31, 2025 and 2024 were as follows:
	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class A shares
Sold	1,049,865	$30,755,151	940,649	$23,622,109
Distributions reinvested	1,746,106	49,888,991	510,270	13,089,241
Repurchased	(3,002,582)	(86,385,551)	(4,097,325)	(102,661,756)
Net decrease	(206,611)	$(5,741,409)	(2,646,406)	$(65,950,406)
Class C shares
Sold	109,658	$2,987,559	105,287	$2,485,599
Distributions reinvested	143,309	3,837,888	46,737	1,127,749
Repurchased	(768,238)	(20,612,283)	(1,399,045)	(32,820,396)
Net decrease	(515,271)	$(13,786,836)	(1,247,021)	$(29,207,048)
| JOHN HANCOCK Regional Bank Fund	16

	Year Ended 10-31-25		Year Ended 10-31-24
	Shares	Amount	Shares	Amount
Class I shares
Sold	2,213,038	$65,408,438	2,169,185	$54,831,229
Distributions reinvested	554,780	15,827,831	186,151	4,767,293
Repurchased	(2,951,152)	(82,900,137)	(4,695,528)	(115,452,201)
Net decrease	(183,334)	$(1,663,868)	(2,340,192)	$(55,853,679)
Class R6 shares
Sold	64,961	$1,885,758	52,351	$1,282,365
Distributions reinvested	27,807	793,166	9,380	239,923
Repurchased	(137,491)	(4,008,407)	(126,171)	(3,113,038)
Net decrease	(44,723)	$(1,329,483)	(64,440)	$(1,590,750)
Total net decrease	(949,939)	$(22,521,596)	(6,298,059)	$(152,601,883)
Affiliates of the fund owned 25% of shares of Class R6 on October 31, 2025. Such concentration of shareholders’ capital could have a material effect on the fund if such shareholders redeem from the fund.
Note 6—Purchase and sale of securities
Purchases and sales of securities, other than short-term investments, amounted to $44,487,380 and $125,984,294, respectively, for the year ended October 31, 2025.
Note 7—Industry or sector risk
The fund may invest a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s NAV more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, and regulatory and market impacts.
Note 8—Investment in affiliated underlying funds
The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	16,285	$5,289,688	$91,244,332	$(96,371,881)	$766	$10	$162,186	—	$162,915
17	JOHN HANCOCK Regional Bank Fund |

Note 9—Segment reporting
The management committee of the Advisor acts as the fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The fund represents a single operating segment, as the CODM monitors and assesses the operating results of the fund as a whole, and the fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team of the fund’s subadvisor. Segment assets are reflected in the Statement of assets and liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Statement of operations, which includes “Increase (decrease) in net assets from operations”, Statements of changes in net assets, which includes “Increase (decrease) in net assets from fund share transactions”, and Financial highlights, which includes total return and income and expense ratios.
| JOHN HANCOCK Regional Bank Fund	18

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of John Hancock Investment Trust II and Shareholders of John Hancock Regional Bank Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the fund’s investments, of John Hancock Regional Bank Fund (one of the funds constituting John Hancock Investment Trust II, referred to hereafter as the “Fund”) as of October 31, 2025, the related statement of operations for the year ended October 31, 2025, the statements of changes in net assets for each of the two years in the period ended October 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended October 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended October 31, 2025 and the financial highlights for each of the five years in the period ended October 31, 2025 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Boston, Massachusetts
December 11, 2025
We have served as the auditor of one or more investment companies in the John Hancock group of funds since 1988.
19	JOHN HANCOCK REGIONAL BANK FUND |

Tax information
(Unaudited)
For federal income tax purposes, the following information is furnished with respect to the distributions of the fund, if any, paid during its taxable year ended October 31, 2025.
The fund reports the maximum amount allowable of its net taxable income as eligible for the corporate dividends-received deduction.
The fund reports the maximum amount allowable of its net taxable income as qualified dividend income as provided in the Jobs and Growth Tax Relief Reconciliation Act of 2003.
The fund reports the maximum amount allowable as Section 163(j) Interest Dividends.
The fund paid $68,165,734 in long-term capital gain dividends.
The fund reports the maximum amount allowable of its Section 199A dividends as defined in Proposed Treasury Regulation §1.199A-3(d).
Eligible shareholders will be mailed a 2025 Form 1099-DIV in early 2026. This will reflect the tax character of all distributions paid in calendar year 2025.
Please consult a tax advisor regarding the tax consequences of your investment in the fund.
| JOHN HANCOCK REGIONAL BANK FUND	20

EVALUATION OF ADVISORY AND SUBADVISORY AGREEMENTS BY THE BOARD OF TRUSTEES

This section describes the evaluation by the Board of Trustees (the Board) of John Hancock Investment Trust II (the Trust) of the Advisory Agreement (the Advisory Agreement) with John Hancock Investment Management LLC (the Advisor) and the Subadvisory Agreement (the Subadvisory Agreement) with Manulife Investment Management (US) LLC (the Subadvisor) for John Hancock Regional Bank Fund (the fund). The Advisory Agreement and Subadvisory Agreement are collectively referred to as the Agreements. Prior to the June 23-26, 2025 meeting at which the Agreements were approved, the Board also discussed and considered information regarding the proposed continuation of the Agreements at a meeting held on May 27-May 29, 2025. The Trustees who are not “interested persons” of the Trust as defined by the Investment Company Act of 1940, as amended (the 1940 Act) (the Independent Trustees) also met separately to evaluate and discuss the information presented, including with counsel to the Independent Trustees and a third-party consulting firm.
Approval of Advisory and Subadvisory Agreements
At a meeting held on June 23-26, 2025, the Board, including the Trustees who are not parties to any Agreement or considered to be interested persons of the Trust under the 1940 Act, reapproved for an annual period the continuation of the Advisory Agreement between the Trust and the Advisor and the Subadvisory Agreement between the Advisor and the Subadvisor with respect to the fund.
In considering the Advisory Agreement and the Subadvisory Agreement, the Board received in advance of the meetings a variety of materials relating to the fund, the Advisor and the Subadvisor, including comparative performance, fee and expense information for a peer group of similar funds prepared by an independent third-party provider of fund data, performance information for an applicable benchmark index; and, with respect to the Subadvisor, comparative performance information for comparably managed accounts, as applicable, and other information provided by the Advisor and the Subadvisor regarding the nature, extent and quality of services provided by the Advisor and the Subadvisor under their respective Agreements, as well as information regarding the Advisor’s revenues and costs of providing services to the fund and any compensation paid to affiliates of the Advisor. At the meetings at which the renewal of the Advisory Agreement and Subadvisory Agreement are considered, particular focus is given to information concerning fund performance, comparability of fees and total expenses, and profitability. However, the Board noted that the evaluation process with respect to the Advisor and the Subadvisor is an ongoing one. In this regard, the Board also took into account discussions with management and information provided to the Board (including its various committees) at prior meetings with respect to the services provided by the Advisor and the Subadvisor to the fund, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Subadvisor with respect to the fund. The information received and considered by the Board in connection with the May and June meetings and throughout the year was both written and oral. The Board noted the affiliation of the Subadvisor with the Advisor, noting any potential conflicts of interest. The Board also considered the nature, quality, and extent of non-advisory services, if any, to be provided to the fund by the Advisor’s affiliates, including distribution services. The Board considered the Advisory Agreement and the Subadvisory Agreement separately in the course of its review. In doing so, the Board noted the respective roles of the Advisor and Subadvisor in providing services to the fund.
Throughout the process, the Board asked questions of and requested additional information from management. The Board is assisted by counsel for the Trust and the Independent Trustees are also separately assisted by independent legal counsel throughout the process. The Independent Trustees also received a memorandum from their independent legal counsel discussing the legal standards for their consideration of the proposed continuation of the Agreements and discussed the proposed continuation of the Agreements in private sessions with their independent legal counsel at which no representatives of management were present.
21	JOHN HANCOCK REGIONAL BANK FUND |

Approval of Advisory Agreement
In approving the Advisory Agreement with respect to the fund, the Board, including the Independent Trustees, considered a variety of factors, including those discussed below. The Board also considered other factors (including conditions and trends prevailing generally in the economy, the securities markets, and the industry) and did not treat any single factor as determinative, and each Trustee may have attributed different weights to different factors. The Board’s conclusions may be based in part on its consideration of the advisory and subadvisory arrangements in prior years and on the Board’s ongoing regular review of fund performance and operations throughout the year.
Nature, extent, and quality of services. Among the information received by the Board from the Advisor relating to the nature, extent, and quality of services provided to the fund, the Board reviewed information provided by the Advisor relating to its operations and personnel, descriptions of its organizational and management structure, and information regarding the Advisor’s compliance and regulatory history, including its Form ADV. The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (CCO) regarding the fund’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act. The Board observed that the scope of services provided by the Advisor, and of the undertakings required of the Advisor in connection with those services, including maintaining and monitoring its own and the fund’s compliance programs, risk management programs, liquidity risk management programs, derivatives risk management programs, and cybersecurity programs, had expanded over time as a result of regulatory, market and other developments. The Board considered that the Advisor is responsible for the management of the day-to-day operations of the fund, including, but not limited to, general supervision of and coordination of the services provided by the Subadvisor, and is also responsible for monitoring and reviewing the activities of the Subadvisor and third-party service providers. The Board also considered the significant risks assumed by the Advisor in connection with the services provided to the fund including entrepreneurial risk in sponsoring new funds and ongoing risks including investment, operational, enterprise, litigation, regulatory and compliance risks with respect to all funds.
In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees also took into account their knowledge of the Advisor’s management and the quality of the performance of the Advisor’s duties, through Board meetings, discussions and reports during the preceding year and through each Trustee’s experience as a Trustee of the Trust and of the other trusts in the John Hancock group of funds complex (the John Hancock Fund Complex).
In the course of their deliberations regarding the Advisory Agreement, the Board considered, among other things:
(a)	the skills and competency with which the Advisor has in the past managed the Trust’s affairs and its subadvisory relationship, the Advisor’s oversight and monitoring of the Subadvisor’s investment performance and compliance programs, such as the Subadvisor’s compliance with fund policies and objectives, review of brokerage matters, including with respect to trade allocation and best execution and the Advisor’s timeliness in responding to performance issues;
(b)	the background, qualifications and skills of the Advisor’s personnel;
(c)	the Advisor’s compliance policies and procedures and its responsiveness to regulatory changes and fund industry developments;
(d)	the Advisor’s administrative capabilities, including its ability to supervise the other service providers for the fund, as well as the Advisor’s oversight of any securities lending activity, its monitoring of class action litigation and collection of class action settlements on behalf of the fund, and bringing loss recovery actions on behalf of the fund;
(e)	the financial condition of the Advisor and whether it has the financial wherewithal to provide a high level and quality of services to the fund;
| JOHN HANCOCK REGIONAL BANK FUND	22

(f)	the Advisor’s initiatives intended to improve various aspects of the Trust’s operations and investor experience with the fund; and
(g)	the Advisor’s reputation and experience in serving as an investment advisor to the Trust and the benefit to shareholders of investing in funds that are part of a family of funds offering a variety of investments.
The Board concluded that the Advisor may reasonably be expected to continue to provide a high quality of services under the Advisory Agreement with respect to the fund.
Investment performance. In considering the fund’s performance, the Board noted that it reviews at its regularly scheduled meetings information about the fund’s performance results. In connection with the consideration of the Advisory Agreement, the Board:
(a)	reviewed information prepared by management regarding the fund’s performance;
(b)	considered the comparative performance of an applicable benchmark index;
(c)	considered the performance of comparable funds, if any, as included in the report prepared by an independent third-party provider of fund data; and
(d)	took into account the Advisor’s analysis of the fund’s performance and its plans and recommendations regarding the Trust’s subadvisory arrangements generally.
The Board noted that while it found the data provided by the independent third-party generally useful it recognized its limitations, including in particular that the data may vary depending on the end date selected and the results of the performance comparisons may vary depending on the selection of the peer group. The Board noted that the fund outperformed its benchmark index for the one-, three-, five-, and ten-year periods ended December 31, 2024. The Board also noted that the fund underperformed the peer group median for the one-, three-, five- and ten-year periods ended December 31, 2024. The Board took into account management’s discussion of the fund’s performance, including the favorable performance relative to the benchmark index for the one-, three-, five- and ten-year periods. The Board also took into account management’s discussion of the factors that contributed to the fund’s performance relative to the  peer group median for the one-, three-, five- and ten-year periods including the impact of past and current market conditions on the fund’s strategy and management’s outlook for the fund.  The Board concluded that the fund’s performance has generally been in line with or outperformed the historical performance of the fund’s benchmark index.
Fees and expenses. The Board reviewed comparative information prepared by an independent third-party provider of fund data, including, among other data, the fund’s contractual and net management fees (and subadvisory fees, to the extent available) and total expenses as compared to similarly situated investment companies deemed to be comparable to the fund in light of the nature, extent and quality of the management and advisory and subadvisory services provided by the Advisor and the Subadvisor. The Board considered the fund’s ranking within a smaller group of peer funds chosen by the independent third-party provider, as well as the fund’s ranking within a broader group of funds. In comparing the fund’s contractual and net management fees to those of comparable funds, the Board noted that such fees include both advisory and administrative costs. The Board noted that net management fees are equal to the peer group median and net total expenses for the fund are lower than the peer group median.
The Board took into account management’s discussion of the fund’s expenses. The Board took into account management’s discussion with respect to the overall management fee and the fees of the Subadvisor, including the amount of the advisory fee retained by the Advisor after payment of the subadvisory fee, in each case in light of the services rendered for those amounts and the risks undertaken by the Advisor. The Board also noted that the Advisor pays the subadvisory fee. In addition, the Board took into account that management had agreed to implement an overall fee waiver across the complex, including the fund, which is discussed further below. The Board also noted actions taken over the past several years to reduce the fund’s operating expenses. The Board also
23	JOHN HANCOCK REGIONAL BANK FUND |

noted that, in addition, the Advisor is currently waiving fees and/or reimbursing expenses with respect to the fund and that the fund has breakpoints in its contractual management fee schedule that reduce management fees as assets increase. The Board noted that the fund has a voluntary fee waiver and/or expense reimbursement, which reduces certain expenses of the fund. The Board reviewed information provided by the Advisor concerning the investment advisory fee charged by the Advisor or one of its advisory affiliates to other clients (including other funds in the John Hancock Fund Complex) having similar investment mandates, if any. The Board considered any differences between the Advisor’s and Subadvisor’s services to the fund and the services they provide to other comparable clients or funds. The Board concluded that the advisory fee paid with respect to the fund is reasonable in light of the nature, extent and quality of the services provided to the fund under the Advisory Agreement.
Profitability/Fall out benefits. In considering the costs of the services to be provided and the profits to be realized by the Advisor and its affiliates (including the Subadvisor) from the Advisor’s relationship with the Trust, the Board:
(a)	reviewed financial information of the Advisor;
(b)	reviewed and considered information presented by the Advisor regarding the net profitability to the Advisor and its affiliates with respect to the fund;
(c)	received and reviewed profitability information with respect to the John Hancock Fund Complex as a whole and with respect to the fund;
(d)	received information with respect to the Advisor’s allocation methodologies used in preparing the profitability data and considered that the Advisor hired an independent third-party consultant to provide an analysis of the Advisor’s allocation methodologies;
(e)	considered that the John Hancock insurance companies that are affiliates of the Advisor, as shareholders of the Trust directly or through their separate accounts, receive certain tax credits or deductions relating to foreign taxes paid and dividends received by certain funds of the Trust and noted that these tax benefits, which are not available to participants in qualified retirement plans under applicable income tax law, are reflected in the profitability information reviewed by the Board;
(f)	considered that the Advisor also provides administrative services to the fund on a cost basis pursuant to an administrative services agreement;
(g)	noted that affiliates of the Advisor provide transfer agency services and distribution services to the fund, and that the fund’s distributor also receives Rule 12b-1 payments to support distribution of the fund;
(h)	noted that the fund’s Subadvisor is an affiliate of the Advisor;
(i)	noted that the Advisor also derives reputational and other indirect benefits from providing advisory services to the fund;
(j)	noted that the subadvisory fee for the fund is paid by the Advisor;
(k)	considered the Advisor’s ongoing costs and expenditures necessary to improve services, meet new regulatory and compliance requirements, and adapt to other challenges impacting the fund industry; and
(l)	considered that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the fund and the risks that it assumes as Advisor, including entrepreneurial, operational, reputational, litigation and regulatory risk.
Based upon its review, the Board concluded that the level of profitability, if any, of the Advisor and its affiliates (including the Subadvisor) from their relationship with the fund was reasonable and not excessive.
| JOHN HANCOCK REGIONAL BANK FUND	24

Economies of scale. In considering the extent to which economies of scale would be realized as the fund grows and whether fee levels reflect these economies of scale for the benefit of fund shareholders, the Board:
(a)	considered that the Advisor has contractually agreed to waive a portion of its management fee for certain funds of the John Hancock Fund Complex, including the fund (the participating portfolios) or otherwise reimburse the expenses of the participating portfolios (the reimbursement). This waiver is based upon aggregate net assets of all the participating portfolios. The amount of the reimbursement is calculated daily and allocated among all the participating portfolios in proportion to the daily net assets of each fund;
(b)	reviewed the fund’s advisory fee structure and concluded that: (i) the fund’s fee structure contains breakpoints at the subadvisory fee level and that such breakpoints are reflected as breakpoints in the advisory fees for the fund; and (ii) although economies of scale cannot be measured with precision, these arrangements permit shareholders of the fund to benefit from economies of scale if the fund grows. The Board also took into account management’s discussion of the fund’s advisory fee structure; and
(c)	the Board also considered the effect of the fund’s growth in size on its performance and fees. The Board also noted that if the fund’s assets increase over time, the fund may realize other economies of scale.
Approval of Subadvisory Agreement
In making its determination with respect to approval of the Subadvisory Agreement, the Board reviewed:
(1)	information relating to the Subadvisor’s business, including current subadvisory services to the Trust (and other funds in the John Hancock Fund Complex);
(2)	the historical and current performance of the fund and comparative performance information relating to an applicable benchmark index and comparable funds; and
(3)	the subadvisory fee for the fund, including any breakpoints, and to the extent available, comparable fee information prepared by an independent third party provider of fund data.
Nature, extent, and quality of services. With respect to the services provided by the Subadvisor, the Board received information provided to the Board by the Subadvisor, including the Subadvisor’s Form ADV, as well as took into account information presented throughout the past year. The Board considered the Subadvisor’s current level of staffing and its overall resources, as well as received information relating to the Subadvisor’s compensation program. The Board reviewed the Subadvisor’s history and investment experience, as well as information regarding the qualifications, background, and responsibilities of the Subadvisor’s investment and compliance personnel who provide services to the fund. The Board also considered, among other things, the Subadvisor’s compliance program and any disciplinary history. The Board also considered the Subadvisor’s risk assessment and monitoring process. The Board reviewed the Subadvisor’s regulatory history, including whether it was involved in any regulatory actions or investigations as well as material litigation, and any settlements and amelioratory actions undertaken, as appropriate. The Board noted that the Advisor conducts regular, periodic reviews of the Subadvisor and its operations, including regarding investment processes and organizational and staffing matters. The Board also noted that the Trust’s CCO and his staff conduct regular, periodic compliance reviews with the Subadvisor and present reports to the Independent Trustees regarding the same, which includes evaluating the regulatory compliance systems of the Subadvisor and procedures reasonably designed to assure compliance with the federal securities laws. The Board also took into account the financial condition of the Subadvisor.
The Board considered the Subadvisor’s investment process and philosophy. The Board took into account that the Subadvisor’s responsibilities include the development and maintenance of an investment program for the fund that is consistent with the fund’s investment objective, the selection of investment securities and the placement of
25	JOHN HANCOCK REGIONAL BANK FUND |

orders for the purchase and sale of such securities, as well as the implementation of compliance controls related to performance of these services. The Board also received information with respect to the Subadvisor’s brokerage policies and practices, including with respect to best execution and soft dollars.
Subadvisor compensation. In considering the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with the fund, the Board noted that the fees under the Subadvisory Agreement are paid by the Advisor and not the fund. The Board also received information and took into account any other potential conflicts of interest the Advisor might have in connection with the Subadvisory Agreement.
In addition, the Board considered other potential indirect benefits that the Subadvisor and its affiliates may receive from the Subadvisor’s relationship with the fund, such as the opportunity to provide advisory services to additional funds in the John Hancock Fund Complex and reputational benefits.
Subadvisory fees. The Board considered that the fund pays an advisory fee to the Advisor and that, in turn, the Advisor pays a subadvisory fee to the Subadvisor. As noted above, the Board also considered the fund’s subadvisory fees as compared to similarly situated investment companies deemed to be comparable to the fund as included in the report prepared by the independent third party provider of fund data, to the extent available. The Board noted that the limited size of the Lipper peer group was not sufficient for comparative purposes. The Board also took into account the subadvisory fees paid by the Advisor to the Subadvisor with respect to the fund and compared them to fees charged by the Subadvisor to manage other subadvised portfolios and portfolios not subject to regulation under the 1940 Act, as applicable.
Subadvisor performance. As noted above, the Board considered the fund’s performance as compared to the fund’s peer group and the benchmark index and noted that the Board reviews information about the fund’s performance results at its regularly scheduled meetings. The Board noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Advisor’s focus on the Subadvisor’s performance. The Board also noted the Subadvisor’s long-term performance record for similar accounts, as applicable.
The Board’s decision to approve the Subadvisory Agreement was based on a number of determinations, including the following:
(1)	the Subadvisor has extensive experience and demonstrated skills as a manager;
(2)	the performance of the fund has generally been in line with or outperformed the fund’s benchmark index;
(3)	the subadvisory fee is reasonable in relation to the level and quality of services being provided under the Subadvisory Agreement; and
(4)	noted that the subadvisory fees are paid by the Advisor not the fund and that the subadvisory fee breakpoints are reflected as breakpoints in the advisory fees for the fund in order to permit shareholders to benefit from economies of scale if the fund grows.
* * *
Based on the Board’s evaluation of all factors that the Board deemed to be material, including those factors described above, the Board, including the Independent Trustees, concluded that renewal of the Advisory Agreement and the Subadvisory Agreement would be in the best interest of the fund and its shareholders. Accordingly, the Board, and the Independent Trustees voting separately, approved the Advisory Agreement and Subadvisory Agreement for an additional one-year period.
| JOHN HANCOCK REGIONAL BANK FUND	26

John Hancock Investment Management Distributors LLC, Member FINRA, SIPC
200 Berkeley Street, Boston, MA 02116-5010, 800-225-5291, jhinvestments.com
Manulife, Manulife Investments, Stylized M Design, and Manulife Investments & Stylized M Design are trademarks of The Manufacturers Life Insurance Company and John Hancock and the Stylized John Hancock Design are trademarks of John Hancock Life Insurance Company (U.S.A.). Each are used by it and by its affiliates under license.
NOT FDIC INSURED. MAY LOSE VALUE. NO BANK GUARANTEE. NOT INSURED BY ANY GOVERNMENT AGENCY.
This report is for the information of the shareholders of John Hancock Regional Bank Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by a prospectus.
MF4947060	01A 10/25
12/25

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURE FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Information included in Item 7, if applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Refer to information included in Item 7.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Information included in Item 7, if applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

No material changes.

ITEM 16. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Code of Ethics for Covered Officers is attached.

(a)(2) Not applicable.

(a)(3) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

                                                                        SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristie M. Feinberg
------------------------------
Kristie M. Feinberg
President,
Principal Executive Officer
Date:	December 11, 2025
By:	/s/ Fernando A. Silva
---------------------------
Fernando A. Silva
Chief Financial Officer,
Principal Financial Officer
Date:	December 11, 2025